CONSOLIDATED BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Cash and cash equivalents	$ 84.1	$ 98.4
Restricted cash	25.3	23.6
Accounts receivables, net	221.7	211.9
Amount due from related party	5.8	242.9
Deferred tax assets	2.9	9.5
Other current assets	43.6	42.4
Total current assets	383.4	628.7
Goodwill	480.6	480.6
Deferred tax assets	16.4	25.8
Newbuildings	312.9	248.7
Drilling units	2,377.8	2,416.2
Other non-current assets	128.2	138.5
Total non-current assets	3,315.9	3,309.8
Total assets	3,699.3	3,938.5
Current portion of long-term debt	166.7	166.7
Amount due to related party	13.0	47.3
Trade accounts payable	10.4	5.7
Tax payable	17.9	71.4
Deferred taxes	0	12.1
Other current liabilities	223.4	398.8
Total current liabilities	431.4	702.0
Long-term interest bearing debt	1,581.2	1,583.3
Long term debt to related party	700.0	702.5
Deferred taxes	35.7	22.1
Pension liabilities	57.6	50.1
Other non-current liabilities	35.9	40.4
Total non-current liabilities	2,410.4	2,398.4
Common shares of par value $5.00 per share: 227,629,137 shares outstanding at December 31, 2013 and 2012.	1,138.1	1,138.1
Additional paid in capital	1.3	0.8
Contributed surplus	834.3	834.3
Contributed deficit	(1,188.4)	(1,186.1)
Accumulated other comprehensive loss	(39.4)	(32.8)
Non controlling interest	(2.3)	0
Accumulated earnings	113.9	83.8
Total shareholders’ equity	857.5	838.1
Total liabilities and shareholders’ equity	$ 3,699.3	$ 3,938.5